INCOME TAX AND SOCIAL CONTRIBUTION- Deferred income tax and social contribution by subsidiaries (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 11,015,908	R$ 8,948,546
Deferred tax liabilities	(13,769,093)	(14,692,296)
Net asset (liability)	(2,753,185)	(5,743,750)
Madeira Energia S.A.
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,077,784
Deferred charges
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	5,073,588	2,946,137
Deferred tax liabilities	(1,532,426)	(1,445,150)
Net asset (liability)	3,541,162	1,500,987
Deferred Liabilities
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	5,942,320	6,002,409
Deferred tax liabilities	(12,236,667)	(13,247,146)
Net asset (liability)	(6,294,347)	(7,244,737)
CGT Eletrosul
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	1,463,378
CGT Eletrosul | Deferred charges
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,995,804	2,946,137
Deferred tax liabilities	(1,532,426)	(1,445,150)
Net asset (liability)	1,463,378	1,500,987
Furnas
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(2,165,094)
Furnas | Deferred charges
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,077,784
Net asset (liability)	2,077,784
Furnas | Deferred Liabilities
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,666,371	2,324,090
Deferred tax liabilities	(6,909,249)	(6,459,602)
Net asset (liability)	(4,242,878)	(4,135,512)
Eletrobras
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(427,390)
Eletrobras | Deferred Liabilities
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(427,390)	(569,816)
Net asset (liability)	(427,390)	(569,816)
Chesf
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(588,229)
Chesf | Deferred Liabilities
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,158,774	1,754,433
Deferred tax liabilities	(2,747,003)	(2,424,625)
Net asset (liability)	(588,229)	(670,192)
Eletropar
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(9,327)
Eletropar | Deferred Liabilities
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(9,327)	(9,805)
Net asset (liability)	(9,327)	(9,805)
Eletronorte
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(1,026,523)
Eletronorte | Deferred Liabilities
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,117,175	1,374,181
Deferred tax liabilities	(2,143,698)	(3,233,593)
Net asset (liability)	R$ (1,026,523)	(1,859,412)
Eletronuclear | Deferred Liabilities
Temporary difference unused tax losses and unused tax credits
Deferred tax assets		549,705
Deferred tax liabilities		R$ (549,705)